MATERIAL ACCOUNTING POLICIES, JUDGMENTS AND ESTIMATES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Basis Of Preparation [Abstract]
Disclosure of principal subsidiaries of the company in consolidated financial statements [Table Text Block]
	Location	Ownership interest at December 31, 2025
Gibraltar Mines Ltd.	Canada(1)	100.0%
Cariboo Copper Corp	Canada(1)	100.0%
Curis Holdings (Canada) Ltd.	Canada(2)	100.0%
Florence Holdings Inc.	United States(2)	100.0%
Florence Copper Holdings Inc.	United States(2)	100.0%
FC-ISR Holdings Inc.	United States(2)	100.0%
Florence Copper LLC	United States(2)	100.0%
Aley Corporation	Canada(1)	100.0%
Yellowhead Mining Inc.	Canada(1)	100.0%
1280860 BC Ltd.	Canada(1)	77.5%

Disclosure of depreciation rates of major asset categories [Table Text Block]
Land	Not depreciated
Buildings	Straight-line basis over 10-25 years
Plant and equipment	Units-of-production basis (1)
Mining Equipment(2)	Straight-line basis over 5-20 years
Light vehicles and other mobile equipment	Straight-line basis over 2-5 years
Furniture, computer and office equipment	Straight-line basis over 2-3 years